Major Areas in each Geographic Segment excluding Japan, United States and China (Detail)	12 Months Ended
Mar. 31, 2013
Europe
Segment Reporting Information [Line Items]
Major areas in each geographic segment excluding Japan, United States and China	United Kingdom, France, Germany, Russia, Spain and Sweden
Asia Pacific
Segment Reporting Information [Line Items]
Major areas in each geographic segment excluding Japan, United States and China	India, South Korea and Oceania
Other Areas
Segment Reporting Information [Line Items]
Major areas in each geographic segment excluding Japan, United States and China	The Middle East/Africa, Brazil, Mexico and Canada